UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08283
Morgan Stanley Fund of Funds Domestic Portfolio
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2005

Date of reporting period:	December 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Fund of Funds - Domestic Portfolio

Portfolio of Investments December 31, 2004 (unaudited)

NUMBER OF SHARES			VALUE
	COMMON STOCKS (96.9%)
70,187	Morgan Stanley Aggressive Equity Fund*		$692,047
120,595	Morgan Stanley Biotechnology Fund		1,965,695
76,521	Morgan Stanley Capital Opportunities Trust*		1,191,428
24,914	Morgan Stanley Convertible Securities Trust		416,806
101,835	Morgan Stanley Developing Growth Securities Trust*		2,338,137
84,948	Morgan Stanley Dividend Growth Securities Inc.		3,141,385
108,001	Morgan Stanley Equally-Weighted S&P 500 Fund		4,063,010
180,832	Morgan Stanley Financial Services Trust		2,681,733
143,422	Morgan Stanley Growth Fund*		1,865,924
37,665	Morgan Stanley Health Sciences Trust		703,954
97,802	Morgan Stanley Income Builder Fund		1,107,115
367,472	Morgan Stanley Information Fund*		3,865,802
119,732	Morgan Stanley Nasdaq-100 Index Fund*		1,115,900
43,794	Morgan Stanley Natural Resource Development Securities Inc.*		806,256
69,819	Morgan Stanley Real Estate Fund		1,208,571
472,442	Morgan Stanley S&P 500 Index Fund		6,226,782
92,204	Morgan Stanley Special Growth Fund*		1,639,381
85,658	Morgan Stanley U.S. Government Securities Trust		784,625
15,798	Morgan Stanley Utilities Fund		210,112
313,923	Morgan Stanley Value Fund		4,200,287
	TOTAL COMMON STOCKS (Cost $34,150,495)		40,224,950

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (0.8%)
	REPURCHASE AGREEMENT
$352	Joint repurchase agreement account 2.223% due 01/03/05 (dated 12/31/04; proceeds $352,065) (a) (Cost $352,000)		352,000

	TOTAL INVESTMENTS (Cost $34,502,495) (b)	97.7%	40,576,950
	OTHER ASSETS IN EXCESS OF LIABILITIES	2.3%	939,782
	NET ASSETS	100.0%	$41,516,732

*                                         Non-income producing security.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 6,419,882 and the aggregate gross unrealized depreciation is $ 345,427, resulting in net unrealized appreciation of $ 6,074,455 .

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fund of Funds Domestic Portfolio

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005